Note 5 - Operating Segment Reporting	6 Months Ended
Jun. 30, 2019
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

5. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

As of June 30, 2019, the reporting structure of the BBVA Group’s business areas differs from the one presented at the end of the year 2018, as a result of the integration of the Non-Core Real Estate business area into Banking Activity in Spain, which has been renamed “Spain”. Additionally, balance sheet intra-group adjustments between Corporate Center and the operating segments have been reallocated to the corresponding operating segments. In addition, certain expenses related to global projects and activities have been reallocated between the Corporate Center and the corresponding operating segments. In order to make the information as of and for the six months ended June 30, 2019 comparable as required by IFRS 8 “Information by business segments”, figures as of December 31, 2018 and for the six months ended June 30, 2018 have been restated in conformity with the new segment reporting structure. The BBVA Group's operating segments are summarized below:

  Spain

Includes mainly the banking and insurance business that the Group carries out in Spain.

  The United States

Includes the financial business activity of BBVA USA in the country and the activity of the branch of BBVA Spain in New York.

  Mexico

Includes banking and insurance businesses in this country as well as the activity of its branch in Houston.

  Turkey

Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

  South America

Includes basically the Group´s banking and insurance businesses in the region.

  Rest of Eurasia

Includes the banking business activity carried out by the Group in Europe, excluding Spain, and in Asia.

Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; some equity instruments issuances to ensure an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets.

The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2019 and December 31, 2018, is as follows:

Total assets by Operating Segments (Millions of Euros)
	June 2019	December 2018
Spain	368.982	354.901
United States	86.229	82.057
Mexico	105.366	97.432
Turkey	64.641	66.250
South America	56.433	54.373
Rest of Eurasia	20.209	18.834
Subtotal Assets by Operating Segments	701.860	673.848
Corporate Center and adjustments	(4.234)	2.841
Total Assets BBVA Group	697.626	676.689

The attributable profit and main earnings figures in the consolidated income statements as of June 30, 2019 and 2018 by operating segments are as follows:

Main margins and profit by Operating Segments (Millions of Euros)
		Operating Segments
	BBVA Group	Spain	United States	Mexico	Turkey	South America	RestofEurasia	Corporate Center
June 2019
Net interest income	8.987	1.808	1.217	3.042	1.353	1.613	84	(132)
Gross income	11.989	2.818	1.615	3.901	1.677	1.994	220	(236)
Net operating income	6.115	1.190	655	2.611	1.084	1.215	78	(718)
Profit or loss before tax from continuing operations	4.052	1.027	363	1.783	726	847	69	(762)
Profit	2.442	734	297	1.287	282	404	55	(616)
June 2018
Net interest income	8.590	1.852	1.082	2.648	1.510	1.553	83	(137)
Gross income	11.863	3.023	1.437	3.465	1.924	1.987	217	(188)
Net operating income	5.967	1.336	544	2.309	1.245	1.078	77	(621)
Profit or loss before tax from continuing operations	4.286	1.056	493	1.654	964	724	93	(698)
Profit	2.536	746	385	1.200	372	332	60	(558)